Organization and Business Operations (Details) - USD ($)			1 Months Ended		4 Months Ended	6 Months Ended	9 Months Ended
	Mar. 15, 2021	Mar. 15, 2021	Nov. 15, 2021	Mar. 19, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
Organization and Business Operations (Details) [Line Items]
Sale of stock description					The Company’s Sponsor is Archimedes Tech SPAC Sponsors LLC, a Delaware limited liability company (the “Sponsor”). The Company’s ability to commence operations is contingent upon obtaining adequate financial resources through a proposed public offering of 12,000,000 units at $10.00 per unit (or 13,800,000 units if the underwriters’ over-allotment option is exercised in full) (the “Public Units”), which is discussed in Note 3 (the “Proposed Public Offering”), and the sale of 390,000 units (or 426,000 units if the underwriters’ over-allotment option is exercised in full) (the “Private Units”) at a price of $10.00 per Private Unit in a private placement to the Sponsor and EarlyBirdCapital, Inc., or EarlyBirdCapital, that will close simultaneously with the Proposed Public Offering. Each Public Unit consists of (i) one subunit (the “Public Subunit”), which consists of one share of common stock (the “Public Shares”) and one-quarter of one warrant (the “Public Warrants”), and (ii) one-quarter of one warrant (the “Public Warrants”); each whole warrant will be exercisable to purchase one share of common stock. Each Private Unit will also consist of (i) one subunit (the “Private Subunits”), which consists of one share of common stock (the “Private Shares”) and one-quarter of one warrant (the “Private Warrants”), and (ii) one-quarter of one warrant (the “Private Warrants”).
Sale of public units (in Shares)	12,000,000	12,000,000			12,000,000
Partially exercised the over-allotment option to purchase (in Shares)		1,300,000		1,300,000
Sale of in private placement (in Shares)						416,000
Fair market value, percentage					80.00%		80.00%
Per share price (in Dollars per share)							$ 0.01
Maturity term					185 days		185 days
Redemption of outstanding public, percentage					100.00%		100.00%
Net tangible assets					$ 5,000,001
Maturity term of proposed public offering					18 months
Percentage of redemption					100.00%		100.00%
Public Subunit by the claims (in Dollars per share)					$ 10
Working capital deficit					$ 716
Payment of sponsor					25,000		$ 25,000
Unsecured promissory note amount					125,000		125,000
Trust account amount					0		$ 628,652
Net proceeds					$ 1,003,578
Total consideration			$ 2,000,000,000
Price per share (in Dollars per share)	$ 10	$ 10			$ 10
Total gross proceeds			$ 111,000,000
Warrants description							Each Public Unit consists of (i) one subunit (the “Public Subunit”), which consists of one share of common stock (the “Public Share”) and one-quarter of one redeemable warrant, and (ii) one-quarter of one redeemable warrant (collectively, the redeemable warrants included in the Public Units and Public Subunits, the “Public Warrants”); each whole Public Warrant will be exercisable to purchase one share of common stock at a price of $11.50 per share.
Transaction costs amounted							$ 4,849,810
Underwriting discount							2,400,000
Other offering costs							$ 2,449,810
Maturity term of IPO							18 months
Public per share (in Dollars per share)							$ 10
Working capital amount							$ 628,652
Operating Operating business terms term							12 years
Series of Individually Immaterial Business Acquisitions [Member]
Organization and Business Operations (Details) [Line Items]
Aquired business, percentage					50.00%		50.00%
Business Combination [Member]
Organization and Business Operations (Details) [Line Items]
Business combination, description					A public stockholder will be entitled to receive funds from the Trust Account (including interest earned on his, her or its portion of the Trust Account to the extent not previously released to the Company) only in the event of (i) the redemption of 100% of the outstanding Public Subunits if the Company has not completed a Business Combination in the required time period, (ii) if that public stockholder converts such Public Subunits, or sells such Public Subunits to the Company in a tender offer, in connection with a Business Combination which the Company consummates or (iii) the Company seeks to amend any provisions of its amended and restated certificate of incorporation that would affect the public stockholders’ ability to convert or sell their Public Subunits to the Company in connection with a Business Combination or affect the substance or timing of the Company’s obligation to redeem 100% of the Public Subunits if the Company does not complete a Business Combination within the Combination Period.		A public stockholder will be entitled to receive funds from the Trust Account (including interest earned on his, her or its portion of the Trust Account to the extent not previously released to the Company) only in the event of (i) the redemption of 100% of the outstanding Public Subunits if the Company has not completed a Business Combination in the required time period, (ii) if that public stockholder converts such Public Subunits, or sells such Public Subunits to the Company in a tender offer, in connection with a Business Combination which the Company consummates or (iii) the Company seeks to amend any provisions of its amended and restated certificate of incorporation that would affect the public stockholders’ ability to convert or sell their Public Subunits to the Company in connection with a Business Combination or affect the substance or timing of the Company’s obligation to redeem 100% of the Public Subunits if the Company does not complete a Business Combination within the Combination Period.
Net tangible assets							$ 5,000,001
IPO [Member]
Organization and Business Operations (Details) [Line Items]
Per share price (in Dollars per share)	$ 10	$ 10			$ 10		$ 10
Sale of stock (in Shares)	12,000,000						390,000
Generating gross proceeds	$ 120,000,000						$ 3,900,000
Over-Allotment Option [Member]
Organization and Business Operations (Details) [Line Items]
Per share price (in Dollars per share)				$ 10
Generating gross proceeds				$ 13,000,000
Purchase of additional units (in Shares)							1,800,000
Purchase of Shares (in Shares)				1,300,000
Transaction costs				$ 260,000
Sale of additional units (in Shares)				26,000
Net proceeds				$ 133,000,000
Over-Allotment Option [Member] | EarlyBirdCapital [Member]
Organization and Business Operations (Details) [Line Items]
Generating gross proceeds				$ 260,000
Class A Common Stock [Member]
Organization and Business Operations (Details) [Line Items]
Purchase shares of common stock (in Shares)			11,100,000
Price per share (in Dollars per share)			$ 10,000,000